Earnings Per Share - Schedule of Computation of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Loss for the period	$ (9,008,081)	$ (222,097,491)
Basic weighted average number of ordinary shares	3,515,171	2,388,355
Basic loss per ordinary share	$ (2.56)	$ (92.99)
Diluted loss per ordinary share	$ (2.56)	$ (92.99)